SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in related party	$ 492	$ 510	$ 750
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in related party	$ 492	510	750
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in related party		510
Derivative Liability, Fair Value, Gross Liability		$ 0	$ 2,984,010